Schedule of Property and Equipment (Detail) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross			$ 2,308		$ 1,837
Less: accumulated depreciation			(648)		(330)
Property and equipment, net	$ 1,366		1,660		1,507
Infinity Pharmaceuticals Inc [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 4,110		$ 4,093
Less: accumulated depreciation		(3,310)		(2,852)
Property and equipment, net	$ 695	800		1,241
Furniture And Equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross			1,254		896
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross			$ 1,054		$ 941
Leasehold Improvements | Infinity Pharmaceuticals Inc [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		1,743		1,743
Computer Equipment [Member] | Infinity Pharmaceuticals Inc [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		1,921		1,904
Furniture and Fixtures [Member] | Infinity Pharmaceuticals Inc [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 446		$ 446